OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 110,330,460	$ 52,997,001
Other non-current financial liabilities		1,066,543,247	1,044,325,833
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	9,631,011	9,926,283
Other non-current financial liabilities	[1]	$ 20,891,121	24,811,777
Rio De Janeiro Refrescos Ltda. | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		13.00%
Other current financial liabilities		$ 1,339,654	1,334,761
Other non-current financial liabilities		$ 5,678,697
Rio De Janeiro Refrescos Ltda. | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		7.65%
Other current financial liabilities		$ 409,456	518,253
Other non-current financial liabilities		$ 3,109,866
Rio De Janeiro Refrescos Ltda. | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		8.18%
Other current financial liabilities		$ 1,281,478	541,111
Other non-current financial liabilities		$ 1,441,743
Rio De Janeiro Refrescos Ltda. | Leao 11.25% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		11.25%
Other current financial liabilities		$ 265,453	$ 323,011
Other non-current financial liabilities		59,996
Rio De Janeiro Refrescos Ltda. | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			12.28%
Other non-current financial liabilities			$ 7,901,767
Rio De Janeiro Refrescos Ltda. | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			7.39%
Other non-current financial liabilities			$ 4,197,397
Rio De Janeiro Refrescos Ltda. | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			8.10%
Other non-current financial liabilities			$ 835,427
Rio De Janeiro Refrescos Ltda. | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			3.50%
Other non-current financial liabilities			$ 366,415
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		319,724
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		96,189
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		341,827
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Leao 11.25% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		66,363
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		1,019,930
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		313,267
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		939,651
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Leao 11.25% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		199,090
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,513,809
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		482,012
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		866,320
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leao 11.25% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		30,939
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,508,279
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			572,983
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			351,697
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			298,867
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,710,604
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		567,424
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		380,045
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leao 11.25% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		29,057
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,704,356
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			633,670
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			316,738
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			34,834
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,932,983
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		667,972
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Real estate 8.18% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		195,378
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,925,922
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			700,981
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			166,992
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			32,714
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		521,301
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		754,477
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			2,176,292
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			775,654
Rio De Janeiro Refrescos Ltda. | More than 5 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 637,981
Rio De Janeiro Refrescos Ltda. | More than 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			586,918
Rio De Janeiro Refrescos Ltda. | More than 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,514,109
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%	12.00%
Other current financial liabilities		$ 651,725	$ 354,873
Other non-current financial liabilities		$ 2,555,204	$ 1,744,792
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		50.00%	50.00%
Other current financial liabilities		$ 639,548	$ 805,124
Other non-current financial liabilities		$ 15,078	$ 5,257
Embotelladora del Atlantico S.A. | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%	12.00%
Other current financial liabilities		$ 149,202	$ 76,769
Other non-current financial liabilities			$ 46,315
Embotelladora del Atlantico S.A. | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%	12.00%
Other non-current financial liabilities		$ 177,489	$ 2,090,007
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		176,423
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		499,164
Embotelladora del Atlantico S.A. | Up to 90 days | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		42,993
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		475,302
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		140,384
Embotelladora del Atlantico S.A. | 90 days to 1 year | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		106,209
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		597,759	473,164
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		15,078	3,505
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			30,877
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		102,638	391,171
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		597,759	236,582
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,752
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			15,438
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		74,851	195,586
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		597,759	473,164
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			329,479
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		564,406	236,582
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			164,740
Embotelladora del Atlantico S.A. | More than 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 197,521	325,300
Embotelladora del Atlantico S.A. | More than 5 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,009,031
Vital Jugos S.A. | De Lage Landen Chile S.A 4.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		4.08%
Other current financial liabilities		$ 187,511	626,747
Vital Jugos S.A. | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		9.22%
Other current financial liabilities		$ 156,972	$ 123,697
Other non-current financial liabilities		1,021,007
Vital Jugos S.A. | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			5.49%
Other non-current financial liabilities			$ 166,326
Vital Jugos S.A. | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			39.22%
Other non-current financial liabilities			$ 1,126,166
Vital Jugos S.A. | Up to 90 days | De Lage Landen Chile S.A 4.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		177,104
Vital Jugos S.A. | Up to 90 days | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		37,902
Vital Jugos S.A. | 90 days to 1 year | De Lage Landen Chile S.A 4.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		10,407
Vital Jugos S.A. | 90 days to 1 year | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		119,070
Vital Jugos S.A. | More than 1 year up to 2 years | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		172,072
Vital Jugos S.A. | More than 1 year up to 2 years | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			166,326
Vital Jugos S.A. | More than 1 year up to 2 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			215,369
Vital Jugos S.A. | More than 2 years up to 3 years | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		188,625
Vital Jugos S.A. | More than 2 years up to 3 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			107,685
Vital Jugos S.A. | More than 3 years up to 4 years | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		206,770
Vital Jugos S.A. | More than 3 years up to 4 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			238,039
Vital Jugos S.A. | More than 4 years up to 5 years | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		226,661
Vital Jugos S.A. | More than 4 years up to 5 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			119,019
Vital Jugos S.A. | More than 5 years | Sig Combibloc Chile SPA. 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 226,879
Vital Jugos S.A. | More than 5 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			446,054
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 11.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		11.24%
Other current financial liabilities			998,501
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 3.86% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.86%
Other current financial liabilities			$ 603,428
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		9.22%
Other current financial liabilities		$ 683,096
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 9.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 683,096
Transportes Polar S.A. | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		2.89%	2.89%
Other current financial liabilities		$ 79,904	$ 128,214
Other non-current financial liabilities			$ 76,519
Transportes Polar S.A. | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Other non-current financial liabilities		$ 768,897
Transportes Polar S.A. | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		4.11%	4.11%
Other current financial liabilities		$ 365,886	$ 325,105
Other non-current financial liabilities		$ 1,157,070	$ 1,469,643
Transportes Polar S.A. | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.67%	3.67%
Other current financial liabilities		$ 89,569	$ 75,682
Other non-current financial liabilities		$ 22,910	114,721
Transportes Polar S.A. | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Other current financial liabilities		$ 230,503
Transportes Polar S.A. | Up to 90 days | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		34,080
Transportes Polar S.A. | Up to 90 days | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		90,069
Transportes Polar S.A. | Up to 90 days | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		22,086
Transportes Polar S.A. | Up to 90 days | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		32,114
Transportes Polar S.A. | 90 days to 1 year | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		45,824
Transportes Polar S.A. | 90 days to 1 year | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		275,817
Transportes Polar S.A. | 90 days to 1 year | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		67,483
Transportes Polar S.A. | 90 days to 1 year | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		198,389
Transportes Polar S.A. | More than 1 year up to 2 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			51,013
Transportes Polar S.A. | More than 1 year up to 2 years | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		187,008
Transportes Polar S.A. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		381,213	484,434
Transportes Polar S.A. | More than 1 year up to 2 years | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		22,910	76,480
Transportes Polar S.A. | More than 2 years up to 3 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			25,506
Transportes Polar S.A. | More than 2 years up to 3 years | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		229,809
Transportes Polar S.A. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		397,180	242,217
Transportes Polar S.A. | More than 2 years up to 3 years | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			38,240
Transportes Polar S.A. | More than 3 years up to 4 years | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		352,080
Transportes Polar S.A. | More than 3 years up to 4 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 378,677	495,328
Transportes Polar S.A. | More than 4 years up to 5 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			247,664
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		4.11%
Other current financial liabilities		$ 825,667	763,257
Other non-current financial liabilities		$ 2,633,957
Transportes Andina Refrescos Ltda. | Comercializador Novaverde Limitada 3.87% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.87%
Other current financial liabilities		$ 208,121
Transportes Andina Refrescos Ltda. | Comercializadora Novaverde Limitada 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		0.45%
Other current financial liabilities			198,555
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 2.88% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		2.88%
Other current financial liabilities		$ 989,891	$ 1,006,025
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 5.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		5.39%
Other current financial liabilities		$ 63,008
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		0.45%	0.45%
Other current financial liabilities			$ 350,874
Other non-current financial liabilities			$ 60,339
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			0.24%
Other non-current financial liabilities			$ 947,959
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate			0.34%
Other non-current financial liabilities			$ 3,310,018
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 199,682
Transportes Andina Refrescos Ltda. | Up to 90 days | Comercializador Novaverde Limitada 3.87% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		124,470
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 2.88% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		267,387
Transportes Andina Refrescos Ltda. | Up to 90 days | Arrendamiento De Maquinaria SPAS 5.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		63,008
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		625,985
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Comercializador Novaverde Limitada 3.87% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		83,651
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 2.88% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		722,504
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		865,182
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			40,226
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			631,973
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,082,507
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		901,419
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			20,113
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			315,986
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			541,253
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 867,356
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,124,173
Transportes Andina Refrescos Ltda. | More than 4 years up to 5 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 562,086
Red de transportes comerciales Ltda. | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		2.48%	2.48%
Other current financial liabilities		$ 368,314	$ 518,261
Other non-current financial liabilities			352,709
Red de transportes comerciales Ltda. | Up to 90 days | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		137,407
Red de transportes comerciales Ltda. | 90 days to 1 year | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 230,907
Red de transportes comerciales Ltda. | More than 1 year up to 2 years | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			235,140
Red de transportes comerciales Ltda. | More than 2 years up to 3 years | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			117,570
Embotelladora Andina S.A. | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Other current financial liabilities		$ 628,640	$ 254,035
Embotelladora Andina S.A. | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Other non-current financial liabilities		$ 2,133,553
Embotelladora Andina S.A. | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Other current financial liabilities		$ 17,413
Other non-current financial liabilities		115,654
Embotelladora Andina S.A. | Up to 90 days | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		297,745
Embotelladora Andina S.A. | Up to 90 days | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		4,187
Embotelladora Andina S.A. | 90 days to 1 year | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		330,895
Embotelladora Andina S.A. | 90 days to 1 year | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		13,226
Embotelladora Andina S.A. | More than 1 year up to 2 years | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		389,010
Embotelladora Andina S.A. | More than 1 year up to 2 years | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		24,049
Embotelladora Andina S.A. | More than 2 years up to 3 years | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		327,827
Embotelladora Andina S.A. | More than 2 years up to 3 years | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		29,876
Embotelladora Andina S.A. | More than 3 years up to 4 years | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		278,698
Embotelladora Andina S.A. | More than 3 years up to 4 years | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		33,189
Embotelladora Andina S.A. | More than 4 years up to 5 years | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		278,698
Embotelladora Andina S.A. | More than 4 years up to 5 years | Inversiones La Verbena Ltda 3.43% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		28,540
Embotelladora Andina S.A. | More than 5 years | Sistemas 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 859,320
Minimum
Disclosure of detailed information about borrowings
Average life		1 year
Maximum
Disclosure of detailed information about borrowings
Average life		8 years

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.